Stockholder's Equity	12 Months Ended
Jan. 01, 2013
Equity [Abstract]
Stockholder's Equity
Stockholders' Equity
The Company has 36,928,001 shares of stock authorized, consisting of 27,119,000 shares of Class A common stock, par value $0.01 per share; 6,294,000 shares of Class B common stock, par value $0.01; 1 share of Class C common stock, par value $0.01 per share and 2,885,000 shares of preferred stock, par value $0.01 per share. Preferred stock rights will be determined by the Company's Board of Directors in the event that preferred shares are issued. The following summarizes the rights of common stock:
Voting—Shares of Class A common stock and Class B common stock are entitled to one vote per share in all voting matters, with the exception that Class B common stock does not vote on the election or removal of directors. Class C common stock is entitled to vote only on amendments to the certificate of incorporation that would adversely affect the rights and preferences of the Class C common stock and reclassification or subdivision matters related to the Class C common stock.
Conversion—Each share of Class A common stock held by one of the Equity Sponsors is convertible, at the option of the holder, into one share of Class B common stock. Each share of Class B common stock is convertible, at the option of the holder, into one share of Class A common stock.
Dividends—A Class C dividend agreement was entered in connection with the Merger Agreement between one of the Equity Sponsors and the Company, which provides that the new investor will receive, in the form of a dividend, an amount equal to the compensation payable to the other new investor under a Management Services Agreement. See additional information in Note 16, Related-Party Transactions. Class A common stock and Class B common stock share equally if a dividend is declared or paid to either class, but do not have rights to any special dividend.
Liquidation, Dissolution or Winding Up—Class A common stock and Class B common stock share equally in distributions in liquidation, dissolution, or winding up of the corporation.
Registration Rights—After December 27, 2011, the Equity Sponsors have the right to demand registration of 10% or more of the shares of the Company's common stock held by them. Other shareholders have piggyback registration rights, but are not required to exercise these rights.